UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                   July 26, 2007 to August 27, 2007

        Commission File Number of issuing entity:  333-134461-06

            Novastar Mortgage Funding Trust, Series 2007-1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-134461

                   Novastar Mortgage Funding Corporation
         (Exact name of depositor as specified in its Charter)

                  Novastar Mortgage Funding Inc.
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             48-1195807
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)

                                92705
                              (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (816) 237-7000
                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1A             [ ]             [ ]             [X]        Not Applicable
Class A-2A1            [ ]             [ ]             [X]        Not Applicable
Class A-2A2            [ ]             [ ]             [X]        Not Applicable
Class A-2B             [ ]             [ ]             [X]        Not Applicable
Class A-2C             [ ]             [ ]             [X]        Not Applicable
Class A-2D             [ ]             [ ]             [X]        Not Applicable
Class M-1              [ ]             [ ]             [X]        Not Applicable
Class M-2              [ ]             [ ]             [X]        Not Applicable
Class M-3              [ ]             [ ]             [X]        Not Applicable
Class M-4              [ ]             [ ]             [X]        Not Applicable
Class M-5              [ ]             [ ]             [X]        Not Applicable
Class M-6              [ ]             [ ]             [X]        Not Applicable
Class M-7              [ ]             [ ]             [X]        Not Applicable
Class M-8              [ ]             [ ]             [X]        Not Applicable
Class M-9              [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On August 27, 2007 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2007-1, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2007-1

         The distribution report is attached Exhibit 99.1 to this Form 10-D.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         As previously disclosed, on May 4, 2007, a jury returned a judgment against NovaStar Home Mortgage, Inc. ("NHMI") in a lawsuit brought against NHMI in the Superior Court of Orange County, California entitled American Interbanc Mortgage, LLC v. NovaStar Home Mortgage, Inc. et. al. Under the applicable California statute, the judgment has been trebled and, as a result, NHMI has a total judgment of $46.1 million entered against it. NHMI does not believe the verdict was supported by the facts and since the judgment was entered, it has explored various options to challenge the judgment, including the filing of a motion for a judgment notwithstanding the verdict and a motion for a new trial. On August 20, 2007, both motions were denied and the judgment thus remains pending against NHMI.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
        (a) The following is a list of documents filed as part of this Report on Form 10-D:

            Monthly Statement to Noteholders on August 27, 2007 is Filed as Exhibit 99.1 hereto.

        (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                       NovaStar Mortgage Funding Corporation
                                       (Depositor)


                                       /s/ Matt Kaltenrieder
                                       Name:  Matt Kaltenrieder
                                       Title: Vice President

     Date:  September 11, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders.